13FCON P 2/9/04

CONFIDENTIAL

cf063003

NON-PUBLIC

RECEIVED
AUG 1 8 2003
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: __06/30/03____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets____________________
Address: _417 Fifth Avenue, Fourth Floor__________
_New York, NY 10016__________________

03044251

13F File Number: 028-06918_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar____________________
Title: ___Executive Director________________
Phone: ___212-667-6239____________________

Signature, Place, and Date of Signing:

PROCESSED
AUG 02 2004
THOMSON FINANCIAL

[signature] ___NEW YORK, NY___ ____08/13/03___
[Signature] [City, State] [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ____80____

Form 13F Information Table Value Total: $___112,387___
(thousands)

List of Other Included Managers: NONE

CONFIDENTIAL

PAGE: 1 (ITEM 1) FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE 06/30/03

NAME OF ISSUES	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	INVESTMENT DISCRETION (ITEM 6) SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	MGR (ITEM 7)	VOTING AUTHORITY (ITEM 8) (SHARES) SOLE (A)	SHARED (B)	NONE (C)
ACXIOM CORP	NOTE	005125AB5	60,276	53,000	53,000				53,000		
ADAPTEC INC	COM	00651F108	193,750	25,000	25,000				25,000		
ADVANCED MICRO DEVICES INC	DBCV	007903AE7	190,875	250,000	250,000				250,000		
ADVANCED MICRO DEVICES INC	NOTE	007903AF4	3,454,620	3,000,000	3,000,000				3000,000		
ADVANCED ENERGY INDS	NOTE	007973AC4	2,100,035	2,070,000	2,070,000				2070,000		
AFFYMETRIX INC	COM	00826T108	39,380	2,000	2,000				2,000		
AMAZON COM INC	NOTE	023135AF3	12,121,082	12,701,277	12,701,277				12701,277		
AMEREN CORP	COM	023608102	550,250	12,500	12,500				12,500		
AMERICAN GREETINGS CORP	NOTE	026375AJ4	16,370	10,000	10,000				10,000		
AMERISOURCE HEALTH CORP	NOTE	03071PAD4	9,011,270	6,260,000	6,260,000				6260,000		
AMKOR TECHNOLOGY INC	NOTE	031652AH3	1,554,800	1,840,000	1,840,000				1840,000		
ANALOG DEVICES INC	NOTE	032654AD7	608,012	595,000	595,000				595,000		
ANIXTER INTL INC	NOTE	035290AC9	592,227	1,802,000	1,802,000				1802,000		
AON CORP	DBCV	037389AT0	1,004,980	770,000	770,000				770,000		
CELL THERAPEUTICS INC	NOTE	150934AD9	344,538	294,000	294,000				294,000		
CEPHALON INC	NOTE	156708AE9	2,340,149	2,496,000	2,496,000				2496,000		
CHARMING SHOPPES INC	COM	161133103	24,450	5,000	5,000				5,000		
CHECKPOINT SYS INC	SDCV	162825AB9	6,300,506	6,165,000	6,165,000				6165,000		
CIENA CORP	NOTE	171779AA9	2,704,479	3,230,000	3,230,000				3230,000		
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	2,952	3,000	3,000				3,000		
COMVERSE TECHNOLOGY INC	DBCV	205862AJ4	23,875	25,000	25,000				25,000		
CONTINENTAL AIRLS INC	CL B	210795308	22,380	1,500	1,500				1,500		
CURAGEN CORP	SDCV	23126RAC5	397,785	500,000	500,000				500,000		
CYMER INC	NOTE	232572AE7	3,045,150	3,000,000	3,000,000				3000,000		
CYPRESS SEMICONDUCTOR CORP	NOTE	232806AF6	663,337	665,000	665,000				665,000		
DEVON ENERGY CORP NEW	DEB	25179MAA1	1,899,320	1,844,000	1,844,000				1844,000		
DEVON ENERGY CORP NEW	DEB	25179MAB9	1,451,070	1,402,000	1,402,000				1402,000		
DIXIE GROUP INC	SDCV	255519AA8	46,230	67,000	67,000				67,000		
ENZON PHARMACEUTICALS INC	NOTE	293904AB4	820,180	1,000,000	1,000,000				1000,000		
EXTREME NETWORKS INC	NOTE	30226DAB2	726,472	800,000	800,000				800,000		
FIRST DATA CORP	DEBT	319963AD6	42,132	37,000	37,000				37,000		
FORD MTR CO CAP TR II	PFD TR	345395206	883,050	20,300	20,300				20,300		
FREEPORT-MCMORAN COPPER & GO	PFD CV	35671D501	4,038,771	165,700	165,700				165,700		
GAP INC DEL	NOTE	364760AJ7	2,332,271	1,697,000	1,697,000				1697,000		
GENCORP INC	NOTE	368682AE0	235,435	250,000	250,000				250,000		
GENZYME CORP	COM GE	372917104	70,686	1,700	1,700				1,700		
HANOVER COMPRESSOR CO	NOTE	410768AC9	90,500	100,000	100,000				100,000		
HARRIS CORP DEL	COM	413875105	108,144	3,600	3,600				3,600		
HEALTH MGMT ASSOC INC NEW	SDCV	421933AB8	109,440	171,000	171,000				171,000		
HUMAN GENOME SCIENCES INC	NOTE	444903AF5	57,687	65,000	65,000				65,000		
ICN PHARMACEUTICALS INC NEW	NOTE	448924AM2	1,240,065	1,268,000	1,268,000				1268,000		
IMCLONE SYS INC	NOTE	45245WAD1	1,924,868	1,940,000	1,940,000				1940,000		
INTL PAPER CO	DBCV	460146BM4	39,131	74,000	74,000				74,000		
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	1,734,741	1,770,000	1,770,000				1770,000		
INVITROGEN CORP	NOTE	46185RAB6	269,599	268,000	268,000				268,000		
INVITROGEN CORP	COM	46185R100	7,081	185	185				185		
IVAX CORP	NOTE	465823AD4	8,939,291	8,817,000	8,817,000				8817,000		
KING PHARMACEUTICALS INC	COM	495582108	148,975	10,100	10,100				10,100		
KULICKE & SOFFA INDS INC	NOTE	501242AE1	39,954	50,000	50,000				50,000		
LSI LOGIC CORP	NOTE	502161AD4	661,650	660,000	660,000				660,000		
LSI LOGIC CORP	NOTE	502161AE2	371,250	375,000	375,000				375,000		
	PAGE TOTAL		75,655,521								

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE 06/30/03

NAME OF ISSUES (ITEM 1)	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	INVESTMENT DISCRETION (ITEM 6) SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	MGR (ITEM 7)	VOTING AUTHORITY (ITEM 8) (SHARES) SOLE (A)	SHARED (B)	NONE (C)
LSI LOGIC CORP	NOTE	502161AG7	1,894,100	2,015,000	2,015,000				2015,000		
L-3 COMMUNICATIONS HLDGS INC	NOTE	502424AB0	568,198	472,000	472,000				472,000		
LAM RESEARCH CORP	NOTE	512807AE8	233,546	240,000	240,000				240,000		
LIFEPOINT HOSPITALS INC	NOTE	53219LAE9	245,076	254,000	254,000				254,000		
MIRANT CORP	COM	604675108	14,750	5,000	5,000				5,000		
NETWORKS ASSOCS INC	NOTE	64123LAB7	3,325,639	3,095,000	3,095,000				3095,000		
NEXTEL COMMUNICATIONS INC	NOTE	65332VAT0	4,989,568	4,920,000	4,920,000				4920,000		
NORTHROP GRUMMAN CORP	COM	666807102	94,721	1,100	1,100				1,100		
OHIO CAS CORP	NOTE	677240AC7	699,272	700,000	700,000				700,000		
PIONEER STD ELECTRS INC	COM	723877106	13,237	1,593	1,593				1,593		
PRIMUS TELECOMMUNICATIONS GR	SDCV	741929AL7	830,000	1,000,000	1,000,000				1000,000		
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	3,411,234	3,678,000	3,678,000				3678,000		
ROYAL CARIBBEAN CRUISES LTD	NOTE	780153AM4	40,135	88,000	88,000				88,000		
SCI SYS INC	NOTE	783890AF3	194,250	222,000	222,000				222,000		
SANMINA SCI CORP	NOTE	800907AB3	982,000	982,000	982,000				982,000		
SANMINA SCI CORP	SDCV	800907AD9	59,375	125,000	125,000				125,000		
SANMINA SCI CORP	COM	800907107	15,750	2,500	2,500				2,500		
SCHOOL SPECIALTY INC	NOTE	807863AC9	4,587,000	4,000,000	4,000,000				4000,000		
SEMTECH CORP	NOTE	816850AD3	25,625	25,000	25,000				25,000		
SEMTECH CORP	COM	816850101	7,170	500	500				500		
SKYWORKS SOLUTIONS INC	NOTE	83088MAB8	5,911,605	5,250,000	5,250,000				5250,000		
STARWOOD HOTELS&RESORTS WRLD	NOTE	85590AAG9	83,637	150,000	150,000				150,000		
SYMANTEC CORP	NOTE	871503AB4	25,459	18,000	18,000				18,000		
SYMANTEC CORP	COM	871503108	21,925	500	500				500		
TERADYNE INC	SDCV	880770AD4	960,291	908,000	908,000				908,000		
VEECO INSTRS INC DEL	NOTE	922417AB6	2,513,440	2,732,000	2,732,000				2732,000		
VISHAY INTERTECHNOLOGY INC	NOTE	928298AD0	4,299,335	7,392,000	7,392,000				7392,000		
WMX TECHNOLOGIES INC	NOTE	92929QAF4	4,700	5,000	5,000				5,000		
WMS INDS INC	COM	929297109	680,022	44,100	44,100				44,100		
	PAGE TOTAL		36,731,060								
	GRAND TOTAL		112,386,581								

CONFIDENTIAL TREATMENT REQUESTED